INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
13.	INTANGIBLE ASSETS

The Company’s intangible assets continuity is as follows:

		Health Canada	Computer
	Patents	License	Software	Total
	$	$	$	$
Cost:
Balance, December 31, 2016	-	-	62,135	62,135
Acquired Through Avalite	-	2,922,096	-	2,922,096

Balance, December 31, 2017	-	2,922,096	62,135	2,984,231
Acquired Through Verdelite	-	86,103,549	-	86,103,549
Additions	368,531	-	133,032	501,563
Balance, December 31, 2018	368,531	89,025,645	195,167	89,589,343

		Health Canada	Computer
	Patents	License	Software	Total
	$	$	$	$
Accumulated amortization:
Balance, December 31, 2016	-	-	16,717	16,717
Additions	-	87,446	28,213	115,659

Balance, December 31, 2017	-	87,446	44,930	132,376
Additions	-	2,829,015	15,316	2,844,331
Balance, December 31, 2018	-	2,916,461	60,246	2,976,707

		Health Canada	Computer
	Patents	License	Software	Total
	$	$	$	$
Net book value:
December 31, 2018	368,531	86,109,184	134,921	86,612,636
December 31, 2017	-	2,834,650	17,205	2,851,855